Selected Quarterly Financial Data (Schedule Of Selected Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income	$ 307.2	$ 306.4	$ 319.1	$ 322.5	$ 321.8	$ 331.3	$ 363.2	$ 377.7	$ 1,255.2	$ 1,394.0	$ 1,971.9
Interest expense	(267.5)	(256.7)	(262.6)	(274.1)	(269.8)	(772.9)	(607.8)	(1,015.2)	(1,060.9)	(2,665.7)	(2,504.2)
Provision for credit losses	(14.4)	(16.4)	(14.6)	(19.5)			(8.9)	(42.5)	(64.9)	(51.4)	(269.7)
Rental income on operating leases	463.8	472.9	484.3	476.4	480.3	475.1	475.5	469.9	1,897.4	1,900.8	1,785.6
Other income	127.6	104.5	79.2	70.0	152.4	85.6	123.1	253.6	381.3	614.7	954.2
Depreciation on operating lease equipment	(139.5)	(134.2)	(133.6)	(133.3)	(127.5)	(126.5)	(125.3)	(133.9)	(540.6)	(513.2)	(538.6)
Maintenance and other operating lease expenses	(39.0)	(41.4)	(40.3)	(42.4)	(31.9)	(38.1)	(35.6)	(33.8)	(163.1)	(139.4)	(157.8)
Operating expenses	(284.4)	(228.8)	(226.1)	(230.9)	(226.8)	(229.1)	(220.8)	(217.3)	(970.2)	(894.0)	(860.7)
Loss on debt extinguishments						(16.8)	(21.5)	(22.9)		(61.2)	(134.8)
Provision for income taxes	(28.6)	(13.2)	(29.3)	(12.8)	(37.0)	(2.7)	(38.5)	(38.5)	(92.5)	(133.8)	(158.6)
Noncontrolling interests, after tax	(2.2)	(0.2)	(0.5)	(3.0)	(0.8)	(0.8)	(1.2)	(0.9)	(5.9)	(3.7)	(5.0)
Income (loss) from discontinued operation	6.9	6.7	8.0	9.7	(53.9)	(4.3)	24.9	(23.2)	31.3	(56.5)	(69.1)
Net income (loss)	129.9	199.6	183.6	162.6	206.8	(299.2)	(72.9)	(427.0)	681.6	(588.6)	19.8
Net income (loss) per diluted share	$ 0.65	$ 0.99	$ 0.91	$ 0.81	$ 1.03	$ (1.49)	$ (0.36)	$ (2.13)	$ 3.35	$ (2.95)	$ 0.07
As Reported [Member]
Interest income	338.0	337.4	351.6	355.8	357.0	375.5	410.3	426.3
Interest expense	(286.7)	(278.0)	(281.4)	(291.9)	(366.6)	(816.0)	(634.2)	(1,080.6)
Provision for credit losses	(14.4)	(16.4)	(14.6)	(19.5)	(0.1)		(8.9)	(42.6)
Rental income on operating leases	431.9	441.1	452.4	444.9	452.0	445.8	446.2	440.6
Other income	127.9	104.8	79.3	70.1	171.7	86.7	139.4	255.3
Depreciation on operating lease equipment	(145.9)	(143.0)	(141.3)	(143.3)	(130.3)	(134.5)	(130.8)	(137.6)
Operating expenses	(287.5)	(232.2)	(229.7)	(235.3)	(231.9)	(235.2)	(226.8)	(224.3)
Loss on debt extinguishments						(16.8)	(21.5)	(22.9)
Provision for income taxes	(31.2)	(13.9)	(32.2)	(15.2)	(44.2)	(3.9)	(45.4)	(40.3)
Noncontrolling interests, after tax	(2.2)	(0.2)	(0.5)	(3.0)	(0.8)	(0.8)	(1.2)	(0.9)
Net income (loss)	129.9	199.6	183.6	162.6	206.8	(299.2)	(72.9)	(427.0)
Net income (loss) per diluted share	$ 0.65	$ 0.99	$ 0.91	$ 0.81	$ 1.03	$ (1.49)	$ (0.36)	$ (2.13)
Adjustments [Member]
Interest income	(30.8)	(31.0)	(32.5)	(33.3)	(35.2)	(44.2)	(47.1)	(48.6)
Interest expense	19.2	21.3	18.8	17.8	96.8	43.1	26.4	65.4
Provision for credit losses					0.1			0.1
Rental income on operating leases	31.9	31.8	31.9	31.5	28.3	29.3	29.3	29.3
Other income	(0.3)	(0.3)	(0.1)	(0.1)	(19.3)	(1.1)	(16.3)	(1.7)
Depreciation on operating lease equipment	6.4	8.8	7.7	10.0	2.8	8.0	5.5	3.7
Maintenance and other operating lease expenses	(39.0)	(41.4)	(40.3)	(42.4)	(31.9)	(38.1)	(35.6)	(33.8)
Operating expenses	3.1	3.4	3.6	4.4	5.1	6.1	6.0	7.0
Provision for income taxes	2.6	0.7	2.9	2.4	7.2	1.2	6.9	1.8
Income (loss) from discontinued operation	6.9	6.7	8.0	9.7	(53.9)	(4.3)	24.9	(23.2)
Net income (loss)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0